Shareholder Report, Average Annual Return (Details)		12 Months Ended	26 Months Ended
		Mar. 31, 2026	Mar. 31, 2026
C000247858
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares 90% KWEB Defined Outcome January 2027 ETF
C000247859
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares 100% KWEB Defined Outcome January 2027 ETF
Without Sales Load [Member] | C000247858
Average Annual Return [Line Items]
Average Annual Return, Percent		0.82%	11.15%
Without Sales Load [Member] | C000247859
Average Annual Return [Line Items]
Average Annual Return, Percent		6.76%	10.43%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%	20.29%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%	20.29%
CSI Overseas China Internet Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	CSI Overseas China Internet Index (USD) (PR)
Average Annual Return, Percent		(15.65%)	10.20%
CSI Overseas China Internet Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	CSI Overseas China Internet Index (USD) (PR)
Average Annual Return, Percent		(15.65%)	10.20%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[4]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.